DISCONTINUED OPERATIONS (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 28, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Administrative expenses		$ (1,820)	¥ (12,883)	¥ (25,248)	¥ (11,076)
Finance costs		(7)	(48)	191	(166)
Finance income		1	5	13	13
(LOSS)/PROFIT BEFORE INCOME TAX		(1,177)	(8,337)	(23,338)	(48,979)
Income tax expense					(5,095)
(LOSS)/PROFIT FOR THE YEAR/PERIOD FROM THE DISCONTINUED OPERATIONS		$ (307)	¥ (2,175)	6,906	(3,857)
PSTT [Member]
IfrsStatementLineItems [Line Items]
Revenue	¥ 12,748			20,306	18,735
Cost of sales	(5,872)			(14,485)	(18,494)
Gross profit	6,876			5,821	241
Selling and distribution expenses	(442)			(700)	(922)
Administrative expenses	(5,699)			(11,501)	(11,793)
Other (losses)/income	142			205	(782)
Impairment (losses)/reversal on financial assets	(9,931)			1,073	(3,330)
Finance costs	(1,906)			(3,586)	(4,193)
Finance income	8,785			15,594	16,922
(LOSS)/PROFIT BEFORE INCOME TAX	(2,175)			6,906	(3,857)
Income tax expense	(1,931)			(5,864)	(7,230)
(LOSS)/PROFIT FOR THE YEAR/PERIOD FROM THE DISCONTINUED OPERATIONS	(4,106)			1,042	(11,087)
Attributable to:
Owners of the company	(5,504)			(1,285)	(4,268)
Non-controlling interests	¥ 1,398			¥ 2,327	¥ (6,819)